Note 11 - Share Capital and Share Base Payments - Breakdown of Expenses Per Financial Year (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Share-based compensation	€ 3,826,000	€ 2,707,000	€ 9,985,000
BSA 2017 [member]
Statement Line Items [Line Items]
Share-based compensation			21,000
AGA Employees 2016-1&2 [member]
Statement Line Items [Line Items]
Share-based compensation			2,990,000
AGA Management 2016-1&2 [member]
Statement Line Items [Line Items]
Share-based compensation	1,351,000	1,392,000	1,393,000
AGAP Management 2016-1&2 / AGAP Employees 2016-1 [member]
Statement Line Items [Line Items]
Share-based compensation			5,237,000
AGA Employees 2017 [member]
Statement Line Items [Line Items]
Share-based compensation	152,000	456,000
AGAP Management 2017 / AGAP Employees 2017 [member]
Statement Line Items [Line Items]
Share-based compensation	252,000	567,000
AGA Bonus 2018 / AGA Bonus 2017 [member]
Statement Line Items [Line Items]
Share-based compensation	190,000	208,000	189,000
AGA Perf Management 2018 / AGA Perf Employees 2018 [member]
Statement Line Items [Line Items]
Share-based compensation	782,000	84,000
AGA Employees 2018-1 [member]
Statement Line Items [Line Items]
Share-based compensation	579,000
AGAP Management 2017-1 [member]
Statement Line Items [Line Items]
Share-based compensation	29,000
AGA Perf Employees 2019 / AGA Perf Management 2019 [member]
Statement Line Items [Line Items]
Share-based compensation	152,000
AGA bonus 2019-1 [member]
Statement Line Items [Line Items]
Share-based compensation	€ 339,000